Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

19. Segment Information

The Company has two operating segments (also known internally as reporting units): Passive Safety products (mainly various airbag and seatbelt products and components, including common electronic and sensing systems) and Active Safety products (radars, night vision systems and cameras with driver assist systems). The Company’s Active Safety operating segment represents less than 4% of the Company’s total sales. Due to the relative size of the Active Safety operating segment the Company has concluded that its operating segments meet the criteria for combination for reporting purposes into a single reportable segment.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2013: GM 15% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2012: GM 15% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2011: GM 15% (incl. Opel, etc.), Renault 12% (incl. Nissan) and Ford 10%.

NET SALES	2013	2012	2011
Asia	$2,974.1	$2,752.2	$2,571.4
Whereof: China	1,405.5	1,097.6	981.9
Japan	688.2	830.5	758.5
Rest of Asia	880.4	824.1	831.0
Americas	2,943.6	2,839.1	2,558.9
Europe	2,885.7	2,675.4	3,102.1
Total	$8,803.4	$8,266.7	$8,232.4

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product. For 2012, the Company has reclassified approximately $31 million in sales of active safety products from the Americas to Europe which is reflected in the table above. This reclassification had no change to net sales or total sales of active safety products.

External sales in the U.S. amounted to $2,122 million, $2,073 million and $1,920 million in 2013, 2012 and 2011, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $488 million, $543 million and $535 million in 2013, 2012 and 2011, respectively.

SALES BY PRODUCT	2013	2012	2011
Airbags and associated products1)	$5,686.0	$5,392.0	$5,392.8
Seatbelts and associated products	2,772.7	2,656.5	2,679.4
Active safety products	344.7	218.2	160.2
Total	$8,803.4	$8,266.7	$8,232.4

1) Includes sales of steering wheels, passive safety electronics, inflators and initiators.

LONG-LIVED ASSETS	2013	2012
Asia	$612	$573
Whereof: China	277	243
Japan	106	130
Rest of Asia	229	200
Americas	1,927	1,977
Europe	744	731

Total	$3,283	$3,281

Long-lived assets in the U.S. amounted to $1,741 million and $1,812 million for 2013 and 2012, respectively. For 2013, $1,485 million (2012, $1,497 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.